Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current:
Domestic, Current	¥ 35,107	¥ 69,661	¥ 73,534
Foreign, Current	16,554	7,323	17,853
Subtotal, Current	51,661	76,984	91,387
Deferred:
Domestic, Deferred	14,356	1,561	(19,567)
Foreign, Deferred	(8,219)	1,545	(1,546)
Subtotal, Deferred	6,137	3,106	(21,113)
Total	¥ 57,798	¥ 80,090	¥ 70,274